Guarantor Non-Guarantor Subsidiary Financial Information Level 4 (Details) - Consolidating Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents (including restricted cash)	$ 172	$ 393
Short-term investments	7	7
Accounts receivable, net	591	601
Intercompany accounts receivable	0	0
Intercompany loans receivable - current portion	0	0
Finished and in-process goods	290	255
Raw materials and supplies	110	103
Other current assets	73	72
Total current assets	1,243	1,431
Investment in unconsolidated entities	48	45
Deferred income taxes	18	21
Other assets, net	110	133
Intercompany loans receivable	0	0
Property, Plant and Equipment, Net	1,055	1,047
Goodwill	119	112	169
Other intangible assets, net	81	82
Total assets	2,674	2,871
Current liabilities
Accounts and drafts payable	426	483
Intercompany accounts payable	0	0
Debt payable within one year	99	109
Intercompany loans payable within one year	0	0
Interest payable	82	83
Income taxes payable	12	12
Accrued payroll and incentive compensation	67	47
Other current liabilities	135	127
Total current liabilities	821	861
Long-term debt	3,735	3,665
Intercompany loans payable	0	0
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0
Long-term pension and post employment benefit obligations	278	234
Long-term deferred income taxes	19	21
Other long-term liabilities	171	163
Total liabilities	5,024	4,944
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(2,348)	(2,072)
Noncontrolling interest	(2)	(1)
Total deficit	(2,350)	(2,073)	(1,283)	(1,756)
Total liabilities and deficit	2,674	2,871
Momentive Specialty Chemicals Inc. [Member]
Current assets
Cash and cash equivalents (including restricted cash)	23	170
Short-term investments	0	0
Accounts receivable, net	174	179
Intercompany accounts receivable	118	190
Intercompany loans receivable - current portion	265	216
Finished and in-process goods	117	104
Raw materials and supplies	46	38
Other current assets	36	27
Total current assets	779	924
Investment in unconsolidated entities	234	249
Deferred income taxes	0	0
Other assets, net	76	90
Intercompany loans receivable	1,046	1,251
Property, Plant and Equipment, Net	534	491
Goodwill	65	52
Other intangible assets, net	56	47
Total assets	2,790	3,104
Current liabilities
Accounts and drafts payable	142	165
Intercompany accounts payable	138	41
Debt payable within one year	26	20
Intercompany loans payable within one year	43	173
Interest payable	81	82
Income taxes payable	6	4
Accrued payroll and incentive compensation	34	19
Other current liabilities	69	65
Total current liabilities	539	569
Long-term debt	3,674	3,635
Intercompany loans payable	36	33
Accumulated losses of unconsolidated subsidiaries in excess of investment	705	764
Long-term pension and post employment benefit obligations	59	50
Long-term deferred income taxes	8	9
Other long-term liabilities	117	116
Total liabilities	5,138	5,176
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(2,348)	(2,072)
Noncontrolling interest	0	0
Total deficit	(2,348)	(2,072)
Total liabilities and deficit	2,790	3,104
Combined Subsidiary Guarantors [Member]
Current assets
Cash and cash equivalents (including restricted cash)	0	0
Short-term investments	0	0
Accounts receivable, net	0	0
Intercompany accounts receivable	0	0
Intercompany loans receivable - current portion	0	0
Finished and in-process goods	0	0
Raw materials and supplies	0	0
Other current assets	0	0
Total current assets	0	0
Investment in unconsolidated entities	34	29
Deferred income taxes	0	0
Other assets, net	6	2
Intercompany loans receivable	28	29
Property, Plant and Equipment, Net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Total assets	68	60
Current liabilities
Accounts and drafts payable	0	0
Intercompany accounts payable	0	0
Debt payable within one year	0	0
Intercompany loans payable within one year	0	0
Interest payable	0	0
Income taxes payable	0	0
Accrued payroll and incentive compensation	0	0
Other current liabilities	0	0
Total current liabilities	0	0
Long-term debt	0	0
Intercompany loans payable	6	7
Accumulated losses of unconsolidated subsidiaries in excess of investment	249	261
Long-term pension and post employment benefit obligations	0	0
Long-term deferred income taxes	0	0
Other long-term liabilities	0	0
Total liabilities	255	268
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(187)	(208)
Noncontrolling interest	0	0
Total deficit	(187)	(208)
Total liabilities and deficit	68	60
Combined Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents (including restricted cash)	149	223
Short-term investments	7	7
Accounts receivable, net	417	422
Intercompany accounts receivable	138	173
Intercompany loans receivable - current portion	43	173
Finished and in-process goods	173	151
Raw materials and supplies	64	65
Other current assets	37	45
Total current assets	1,028	1,259
Investment in unconsolidated entities	29	29
Deferred income taxes	18	21
Other assets, net	28	41
Intercompany loans receivable	17	16
Property, Plant and Equipment, Net	521	556
Goodwill	54	60
Other intangible assets, net	25	35
Total assets	1,720	2,017
Current liabilities
Accounts and drafts payable	284	318
Intercompany accounts payable	118	322
Debt payable within one year	73	89
Intercompany loans payable within one year	265	216
Interest payable	1	1
Income taxes payable	6	8
Accrued payroll and incentive compensation	33	28
Other current liabilities	66	62
Total current liabilities	846	1,044
Long-term debt	61	30
Intercompany loans payable	1,049	1,256
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0
Long-term pension and post employment benefit obligations	219	184
Long-term deferred income taxes	11	12
Other long-term liabilities	54	47
Total liabilities	2,240	2,573
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(518)	(555)
Noncontrolling interest	(2)	(1)
Total deficit	(520)	(556)
Total liabilities and deficit	1,720	2,017
Eliminations [Member]
Current assets
Cash and cash equivalents (including restricted cash)	0	0
Short-term investments	0	0
Accounts receivable, net	0	0
Intercompany accounts receivable	(256)	(363)
Intercompany loans receivable - current portion	(308)	(389)
Finished and in-process goods	0	0
Raw materials and supplies	0	0
Other current assets	0	0
Total current assets	(564)	(752)
Investment in unconsolidated entities	(249)	(262)
Deferred income taxes	0	0
Other assets, net	0	0
Intercompany loans receivable	(1,091)	(1,296)
Property, Plant and Equipment, Net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Total assets	(1,904)	(2,310)
Current liabilities
Accounts and drafts payable	0	0
Intercompany accounts payable	(256)	(363)
Debt payable within one year	0	0
Intercompany loans payable within one year	(308)	(389)
Interest payable	0	0
Income taxes payable	0	0
Accrued payroll and incentive compensation	0	0
Other current liabilities	0	0
Total current liabilities	(564)	(752)
Long-term debt	0	0
Intercompany loans payable	(1,091)	(1,296)
Accumulated losses of unconsolidated subsidiaries in excess of investment	(954)	(1,025)
Long-term pension and post employment benefit obligations	0	0
Long-term deferred income taxes	0	0
Other long-term liabilities	0	0
Total liabilities	(2,609)	(3,073)
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	705	763
Noncontrolling interest	0	0
Total deficit	705	763
Total liabilities and deficit	(1,904)	(2,310)
Consolidated [Member]
Current liabilities
Noncontrolling interest		(1)
Total deficit		$ (2,073)